JNL/VanEck International Gold Fund Summary - JNL/VanEck International Gold Fund	Jan. 10, 2020
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement Dated January 10, 2020
To The Prospectus Dated April 29, 2019

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/VanEck International Gold Fund, please delete “Tax risk”.

This Supplement is dated January 10, 2020.

Risk Narrative [Text Block]	In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/VanEck International Gold Fund, please delete “Tax risk”.